UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22635

Blackstone Alternative Alpha Master Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

28th floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th floor

New York, NY 10154

(Name and address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31, 2013

Date of reporting period: December 31, 2012

Item 1.	Consolidated Schedule of Investments.

The Consolidated Schedule of Investments in attached herewith.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Unaudited)

December 31, 2012

	Cost	Fair Value	Percentage of Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
Investments in Investee Funds:
Equity(a)
Viking Global Equities III Ltd.(2)	$12,400,000	$13,235,153	9.01%	Annually	45 Days
Bay Pond Partners, L.P.(3)	11,800,000	12,308,891	8.39%	Semi-annually	45 Days
Glenview Institutional Partners, L.P.	10,300,000	11,837,989	8.07%	Quarterly	45 Days
Southpoint Qualified Fund L.P.	10,700,000	10,954,560	7.47%	Quarterly	60 Days
Pershing Square, L.P.	10,000,000	10,587,430	7.22%	Quarterly	65 Days
Turiya Fund L.P.	10,450,000	10,535,654	7.18%	Quarterly	45 Days
AKO Partners L.P.(2)	7,936,864	8,709,372	5.94%	Quarterly	90 Days
Hoplite Partners, L.P.	8,600,000	8,587,173	5.85%	Quarterly	45 Days
Vinik Fund L.P.(3)	8,200,000	7,988,055	5.44%	Quarterly	30 Days
Merchants’ Gate Offshore Fund Ltd.(2)	6,700,000	6,730,868	4.59%	Semi-annually	60 Business Days
Visium Balanced Offshore Fund, Ltd.(2)	4,800,000	5,131,931	3.50%	Quarterly	60 Days
Soroban Cayman Fund Ltd.(2)	1,738,000	1,910,605	1.30%	Quarterly	60 Days

Total	103,624,864	108,517,681	73.96%

Global Macro(b)
Tudor BVI Global Fund Ltd.(2)	5,550,000	5,713,226	3.89%	Quarterly	60 Days
BlueCrest Capital International Limited(2)	5,500,000	5,537,747	3.77%	Quarterly	90 Days
COMAC Global Macro Fund Limited(2)	5,000,000	4,747,507	3.24%	Monthly	60 Days

Total	16,050,000	15,998,480	10.90%

Credit-Driven(c)
Magnetar Constellation Fund Ltd.(2)	9,300,000	9,970,275	6.80%	Quarterly	90 Days

Managed Futures(d)
BlueTrend Fund Ltd.(2)	3,750,000	3,694,168	2.52%	Monthly	30 Days
Lynx (Bermuda) Ltd.(2)	1,654,233	1,521,058	1.04%	Monthly	2 Business Days

Total	5,404,233	5,215,226	3.56%

See accompanying Notes to Consolidated Schedule of Investments.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Unaudited) (concluded)

December 31, 2012

	Cost	Fair Value	Percentage of Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
Multi-Category(e)
HBK Offshore Fund II L.P.(2)	$4,237,012	$4,383,970	2.99%	Quarterly	90 Days
Elliott International Limited(2)	287,920	312,294	0.21%	Quarterly - Semi-annually	60 Days

Total	4,524,932	4,696,264	3.20%

Total Investments in Investee Funds(4)(5)(6)	$138,904,029	$144,397,926	98.42%

Other assets, less liabilities		2,315,597	1.58%

Total Net Assets		$146,713,523	100.00%

Percentage represents each respective investment in Investee Fund at fair value as compared to total net assets.

The Consolidated Master Fund is not able to obtain information about certain specific investments held by the Investee Funds due to lack of available data.

Investee Funds are organized in the United States, unless otherwise noted.

Investee Funds are non-income producing securities.

(1)	Reflects general redemption terms for each Investee Fund.
(2)	Investee Fund organized in a non-U.S. offshore jurisdiction.
(3)	Investee Fund is held by Blackstone Alternative Alpha Sub Fund I Ltd., which is wholly owned by the Master Fund.
(4)	The total cost of Investee Funds organized in the United States is $70,050,000, with a fair value of $72,799,752.
(5)	The total cost of Investee Funds organized in non-U.S. offshore jurisdictions is $68,854,029, with a fair value of $71,598,174.
(6)	Represents cost for financial reporting purposes, and is substantially the same as cost for federal income tax purposes.
(a)	The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.
(b)	The Global Macro strategy generally includes global macro-focused Investee Funds with discretionary, directional, and inter-country exposure to commodities, equity, interest rates and currencies.
(c)	The Credit-Driven strategy generally includes credit-driven focused Investee Funds with a focus on fundamental hedged products or otherwise low net exposure, positional concentration and opportunistic directional exposures, mortgages, and non-mortgage asset-backed securities.
(d)	The Managed Futures strategy generally includes managed futures-focused Investee Funds that seek to profit from movements in the global financial, commodity and currency markets by investing in exchange traded futures, options and over-the-counter forward contracts.
(e)	The Multi-Category strategy generally includes Investee Funds that invest across multiple strategies.

See accompanying Notes to Consolidated Schedule of Investments.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Unaudited)

December 31, 2012

1.	ORGANIZATION

Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. Blackstone Alternative Alpha Fund (the “Feeder Fund”) invests substantially all of its assets in the Master Fund. The Master Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public equity and fixed income markets.

The Master Fund owns 100% of the shareholder interest of Blackstone Alternative Alpha Sub Fund I Ltd. (the “Intermediate Fund”), an exempted company incorporated under the laws of the Cayman Islands on March 14, 2012 for the purpose of facilitating the implementation of the Master Fund’s investment objectives. The Consolidated Schedule of Investments includes the holdings of the Master Fund and the Intermediate Fund (collectively, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Fund is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund supervises the conduct of the Consolidated Master Fund’s and the Feeder Fund’s affairs and pursuant to the investment advisory agreement, has engaged BAAM to manage the Consolidated Master Fund’s and Feeder Fund’s day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Master Fund.

2.	BASIS OF PRESENTATION

The Consolidated Master Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and is stated in U.S. dollars. The investment in the Intermediate Fund is eliminated in consolidation.

The preparation of the Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the amount of reported assets and liabilities in the Consolidated Schedule of Investments. Actual results could differ from these estimates and these differences could be material.

3.	FAIR VALUE HIERARCHY

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Consolidated Master Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement or based on liquidity, as indicated by the redemption terms:

•	Level 1 - Quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2012

•	Level 2 - Quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The Consolidated Master Fund’s investment in the Investee Fund shall be categorized within Level 2 if the Consolidated Master Fund has the ability to redeem its investment in the Investee Fund at the reported net asset value per share (or its equivalent) at the measurement date or within 90 days thereof, upon no greater than 90 days prior written notice.

•	Level 3 - Pricing inputs are unobservable for the investment and include instances where there is little, if any, market activity for the investment.

The Consolidated Master Fund’s investment in the Investee Fund shall be categorized within Level 3 if the Consolidated Master Fund is subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in excess of 90 days, have limited or have the ability to limit the individual amount of shareholder redemptions and/or aggregate amount of shareholder redemptions, or have suspended redemptions.

Investee Funds as set forth in their governing legal agreements may offer various liquidity terms for differing classes of investors. The Consolidated Master Fund’s investment in a particular Investee Fund may be comprised of investments with differing liquidity terms or which were made at differing points in time that result in differences in the effective minimum holding period or lockup or participation in side pocket investments. As such, the classification of investments in Investee Funds may not be indicative of the actual liquidity available to the Consolidated Master Fund associated with each investment at December 31, 2012. The Consolidated Master Fund has no unfunded capital commitments as of December 31, 2012.

The classification of investments in Investee Funds included in the table below is meant to be indicative of the Consolidated Master Fund’s classification of its investments in Investee Funds. It is not meant to be indicative of the classification of investments in the underlying portfolios of the Investee Funds within the fair value hierarchy.

The following is a summary categorization, as of December 31, 2012, of the Consolidated Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	Level 1	Level 2	Level 3	Total
Investments in Investee Funds by Strategy
Equity	$—	$—	$108,517,681	$108,517,681
Global Macro	—	10,460,733	5,537,747	15,998,480
Credit-Driven	—	—	9,970,275	9,970,275
Managed Futures	—	1,521,058	3,694,168	5,215,226
Multi-Category	—	—	4,696,264	4,696,264

	$—	$11,981,791	$132,416,135	$144,397,926

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2012

The changes in investments measured at fair value for which the Consolidated Master Fund used Level 3 inputs to determine fair value are as follows:

	Investments in Investee Funds by Strategy
	Equity	Global Macro	Credit-Driven	Managed Futures	Multi-Category	Total
April 1, 2012 (commencement of operations)	$—	—	$—	$—	$—	$—

Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Net realized gain (loss)	45,252	—	—	—	69,029	114,281
Net change in unrealized appreciation (depreciation)	4,892,817	37,747	670,275	(55,832)	171,333	5,716,340
Purchases	104,038,000	5,500,000	9,300,000	3,750,000	5,912,919	128,500,919
Sales	(458,388)	—	—	—	(1,457,017)	(1,915,405)

Ending Balance December 31, 2012	$108,517,681	$5,537,747	$9,970,275	$3,694,168	$4,696,264	$132,416,135

Change in unrealized appreciation (depreciation) related to investments still held as of December 31, 2012	$4,892,817	$37,747	$670,275	$(55,832)	$171,333	$5,716,340

Item 2.	Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Blackstone Alternative Alpha Master Fund

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date: February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date: February 26, 2013

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date: February 26, 2013